Gains and Losses on derecognition of Financial Assets measured at Amortized Cost (Detail: Text Value) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Derecognition of Financial Assets at amortized cost [Abstract]
Total Derecognition	€ 42	€ 6,432